Intangible Assets - Pre-publication - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	£ 741
At end of year	817	£ 741
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	1,854	2,417
Exchange differences	70	(168)
Additions	328	362
Disposal through business disposal		(1)
Disposals	(158)	(248)
Transfer from property, plant and equipment	2
Transfer to assets classified as held for sale		(508)
At end of year	2,096	1,854
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	(1,113)	(1,393)
Exchange differences	(53)	109
Charge for the year	(187)	(223)
Disposals	158	248
Transfer to assets classified as held for sale		261
At end of year	£ (1,279)	£ (1,113)